RECLAMATION AND ENVIRONMENTAL OBLIGATION - Changes in reclamation and environmental obligation (Details) - Oregon Energy LLC - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes to reclamation and environmental obligation
Balance at beginning of year	$ 2,000	$ 16,628
Settlement	(2,000)	(14,428)
Balance at end of year	$ 2,000	$ 2,000